Shareholder Report, Line Graph (Details) - USD ($)																7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended		43 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended		55 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended		67 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
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New World Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class A (with sales charge)
Accumulated Value															$ 9,426						$ 9,906					$ 12,350					$ 11,272					$ 13,430					$ 14,878				$ 18,927				$ 13,488				$ 14,905				$ 18,311		$ 22,559
New World Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class C (with sales charge)
Accumulated Value															10,000						10,426					12,895					11,676					13,802					15,179				19,166				13,555				14,866				18,263		22,499
New World Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class T (with sales charge)
Accumulated Value											$ 9,750					$ 11,350						$ 10,377					$ 12,389					$ 13,758					$ 17,538					$ 12,529				$ 13,879				$ 17,092				$ 21,102
New World Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class F-1
Accumulated Value															10,000						10,514					13,110					11,963					14,256					15,799				20,100				14,323				15,832				19,454		23,969
New World Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class F-2
Accumulated Value															10,000						10,545					13,184					12,066					14,417					16,023				20,438				14,608				16,192				19,950		24,650
New World Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class F-3
Accumulated Value												$ 10,000					$ 12,207						$ 11,181					$ 13,375					$ 14,879					$ 18,999					$ 13,594				$ 15,086				$ 18,609				$ 23,017
New World Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-A (with sales charge)
Accumulated Value															9,650						10,137					12,631					11,522					13,720					15,198				19,329				13,770				15,212				18,682		23,014
New World Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-C (with sales charge)
Accumulated Value															10,000						10,422					12,883					11,660					13,780					15,148				19,265				13,725				15,162				18,621		22,938
New World Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-E
Accumulated Value															10,000						10,484					13,035					11,865					14,103					15,590				19,788				14,069				15,514				19,017		23,375
New World Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-T (with sales charge)
Accumulated Value											9,750					11,346						10,371					12,377					13,738					17,506					12,502				13,844				17,039				21,029
New World Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-F-1
Accumulated Value															10,000						10,527					13,143					12,015					14,341					15,920				20,290				14,487				16,034				19,728		24,340
New World Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-F-2
Accumulated Value							$ 10,000													$ 12,748					$ 9,110					$ 10,098					$ 12,442					$ 15,371
New World Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class 529-F-3
Accumulated Value							10,000													12,759					9,123					10,112					12,461					15,397
New World Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-1
Accumulated Value	$ 22,252	$ 18,186	$ 14,904	$ 13,578	$ 19,181	$ 15,192		$ 13,816	$ 11,686	$ 12,904			$ 10,433		10,000
New World Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-2
Accumulated Value															10,000						10,435					12,920					11,705					13,849					15,237				19,245				13,618				14,948				18,239		22,312
New World Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-2E
Accumulated Value															10,000						10,476					13,008					11,821					14,026					15,477				19,604				13,914				15,317				18,743		22,999
New World Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-3
Accumulated Value															10,000						10,483					13,036					11,864					14,098					15,580				19,765				14,049				15,490				18,985		23,331
New World Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-4
Accumulated Value															10,000						10,518					13,118					11,977					14,275					15,827				20,139				14,358				15,879				19,519		24,059
New World Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-5E
Accumulated Value														$ 10,000				$ 10,437						$ 13,040					$ 11,927					$ 14,248					$ 15,826					$ 20,182				$ 14,417				$ 15,976				$ 19,677		$ 24,302
New World Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-5
Accumulated Value															10,000						10,550					13,199					12,084					14,449					16,067				20,508				14,666				16,265				20,053		24,792
New World Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name																			New World Fund — Class R-6
Accumulated Value															10,000						10,556					13,211					12,104					14,479					16,109				20,569				14,718				16,332				20,145		24,917
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI Emerging Markets Index
Accumulated Value							10,000				10,000	10,000		10,000	10,000	11,823	12,448	10,979		11,696	10,927	10,343	10,890	13,883	8,067	13,817	11,570	12,181	12,145	8,938	12,088	12,524	13,187	13,585	11,201	13,521	14,648	15,423	14,706	14,328	14,636	10,104	10,638	17,200	17,119	11,195	11,787	11,864	11,807	14,029	14,771	13,145	13,083	17,945	18,894	16,473	16,394	21,071	20,971
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																			MSCI ACWI (All Country World Index)
Accumulated Value							$ 10,000				$ 10,000	$ 10,000		$ 10,000	$ 10,000	$ 11,230	$ 11,578	$ 10,212		$ 13,728	$ 10,205	$ 11,172	$ 11,519	$ 12,582	$ 10,988	$ 12,573	$ 12,579	$ 12,969	$ 12,517	$ 12,142	$ 12,508	$ 13,194	$ 13,603	$ 14,093	$ 16,123	$ 14,082	$ 18,112	$ 18,674	$ 14,781	$ 19,774	$ 14,771	$ 14,497	$ 14,947	$ 20,292	$ 20,277	$ 16,020	$ 16,516	$ 16,242	$ 16,230	$ 21,273	$ 21,932	$ 17,948	$ 17,935	$ 26,090	$ 26,898	$ 23,833	$ 23,816	$ 29,229	$ 29,208